Wilshire Global Allocation Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 80.5%	Shares	Value
Wilshire Income Opportunities Fund - Class Institutional(a)	11,141,012	$97,706,671
Wilshire International Equity Fund - Class Institutional(a)	10,463,986	116,778,081
Wilshire Large Company Growth Portfolio - Class Institutional(a)	1,642,807	79,758,286
Wilshire Large Company Value Portfolio - Class Institutional(a)	3,801,248	83,171,302
Wilshire Small Company Growth Portfolio - Class Institutional(a)(b)	379,640	7,858,548
Wilshire Small Company Value Portfolio - Class Institutional(a)	282,748	7,690,749
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $375,578,178)		392,963,637

Open-End Funds - 19.2%	Shares	Value
Fidelity Emerging Markets Index Fund	930,145	9,552,589
Vanguard Long-Term Bond Index Fund - Class Admiral	781,037	8,536,734
Vanguard Mega Cap Index Fund - Class Institutional	28,430	10,483,712
Vanguard Total International Bond Index Fund - Class Institutional	2,204,149	64,934,241
TOTAL OPEN-END FUNDS (Cost $99,588,812)		93,507,276

TOTAL INVESTMENTS - 99.7% (Cost $475,166,990)		$486,470,913
Money Market Deposit Account - 0.0%(c)		142
Other Assets in Excess of Liabilities - 0.3%		1,300,500
TOTAL NET ASSETS - 100.0%		$487,771,555

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.28%.

WILSHIRE GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

1. Securities Valuation

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Investments representing shares of other open-end investment companies, are valued at their net asset value (“NAV”) as reported by such companies. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Fund. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Adviser’s Pricing Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day NAV per share as reported by the underlying funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2024, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Wilshire Global Allocation Fund
	Level 1	Level 2	Level 3	Total
Assets:
Affiliated Registered Investment Companies	392,963,637	–	–	392,963,637
Open-End Funds	93,507,276	–	–	93,507,276
Total Assets	486,470,913	–	–	486,470,913

Refer to the Schedule of Investments for industry classifications.

Wilshire Global Allocation Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2024.

2. Affiliated Investments
Information regarding the Fund’s investments in the Affiliated Funds during the period ended March 31, 2024 is provided in the table below:
Fund	Value as of December 31, 2023	Cost of Purchases	Proceeds From Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2024	Income Distribution	Capital Gain Distributions

Wilshire Income Opportunities Fund -
Institutional Class . . . . . . . . . . . .	$98,266,760	$220,976	$-	$-	$(781,065)	$97,706,671	$1,114,064	$-
Wilshire International Equity Fund -
Institutional Class . . . . . . . . . . . .	112,630,226	-	(2,936,369)	498,734	6,585,490	116,778,081	-	-
Wilshire Large Company Growth Portfolio -
Institutional Class . . . . . . . . . . . .	75,454,443	28,354	(5,984,341)	473,853	9,785,977	79,758,286	-	-
Wilshire Large Company Value Portfolio -
Institutional Class . . . . . . . . . . . .	78,221,318	-	(2,700,738)	407,059	7,243,663	83,171,302	-	-
Wilshire Small Company Growth Portfolio -
Institutional Class . . . . . . . . . . . .	7,440,944	-	-	-	417,604	7,858,548	-	-
Wilshire Small Company Value Portfolio -
Institutional Class . . . . . . . . . . . .	7,444,758	-	-	-	245,991	7,690,749	-	-
	$379,458,449	$249,330	$(11,621,448)	$1,379,646	$23,497,660	$392,963,637	$1,114,064	$-

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Wilshire International Equity Fund, Wilshire Income Opportunities Fund, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio (the “Affiliated Funds”), registered open-end management investment companies. The Fund may redeem its investments from the Affiliated Funds at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Affiliated Funds. As of March 31, 2024, the percentage of net assets invested in the Wilshire Funds was 80.5%.